Reconciliation of Liabilities Measured Fair Value Recurring Basis Using Significant Unobservable Inputs (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion option of convertible bonds, beginning balance		13,182,000	277,566,000
Repurchase of convertible bonds		(10,966,000)
Conversion option of convertible bonds, unrealized loss (gain)	914,000	5,692,000	(264,384,000)	(31,623,000)
Conversion option of convertible bonds, ending balance	$ 1,269,322	7,908,000	13,182,000	277,566,000